SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 21, 2013	Jun. 23, 2010	May 31, 2008	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares outstanding						22,894,348	16,398,872	16,269,022
Sale of Stock					6,170,386
Net Proceeds from right offering					$ 23,617
Sale of Stock per share price					$ 3.86
Expense related to right offering					$ 201
Weighted-average grant date fair value						$ 1.53	$ 1.56	$ 0.65
Total intrinsic value of options exercised						$ 300	$ 162	$ 198
Non-vested share-based compensation arrangements, unrecognized compensation costs						$ 460
Unrecognized compensation cost, weighted-average recognition period						3 years 9 months
Issuance of common stock, shares, warrants		898,203
Warrants issued upon the acquisition of CyberSeal		$ 1,500
Warrants, exercise price		$ 4.16
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term			10 years
Number of additional shares authorized	500,000
Number of shares available for grant						621,859
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized				1,000,000